Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	December 31,	Balance Sheet Location	December 31,	December 31,
		2012	2013		2012	2013
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments - current assets	$-	$-	Financial instruments-current liabilities	$85,844	$47,740
Interest rate swaps	Financial instruments-non-current assets	996	14,741	Financial instruments - non-current liabilities	63,096	26,086

Total derivatives not designated as hedging instruments		$996	$14,741		$148,940	$73,826
Total derivatives		$996	$14,741	Total derivatives	$148,940	$73,826

Effect of derivative instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)

Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
Interest rate swaps	Loss on interest rate swaps	$(68,943)	$(54,073)	$8,373
Forward freight agreements	Other, net	1,016	-	-
Foreign currency forward contracts	Other, net	(1,538)	-	-
Total		$(69,465)	$(54,073)	$8,373

Fair Value, assets measured on recurring and nonrecurring basis
	December 31, 2012		Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$996		$-	$996	$-
Interest rate swaps - liability position	$(148,940)		$-	$(148,940)	$-
Total	$(147,944)		$-	$(147,944)	$-

	December 31, 2013		Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$14,741		$-	$14,741	$-
Interest rate swaps - liability position	$(73,826)		$-	$(73,826)	$-
Total	$(59,085)		$-	$(59,085)	$-

	December 31, 2012		Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long lived assets held and used	$82,550	-	$-	$82,550	$-	$(32,584)
Total	$82,550	-	$-	$82,550	$-	$(32,584)